Exhibit 99
Ford Credit Auto Owner Trust 2015-C
Monthly Investor Report

Collection Period	September 2016
Payment Date	10/17/2016
Transaction Month	13
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-205966 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,124,319,859.88	46,836	57.2 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$220,400,000.00	0.38000%	September 15, 2016
Class A-2a Notes	$273,400,000.00	0.950%	August 15, 2018
Class A-2b Notes	$100,000,000.00	0.884%	August 15, 2018
Class A-3 Notes	$300,000,000.00	1.410%	February 15, 2020
Class A-4 Notes	$105,720,000.00	1.740%	February 15, 2021
Class B Notes	$31,570,000.00	2.010%	March 15, 2021
Class C Notes	$21,040,000.00	2.260%	March 15, 2022
Total	$1,052,130,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$2,006,545.25

Principal:
Principal Collections	$17,071,521.71
Prepayments in Full	$9,852,354.91
Liquidation Proceeds	$537,645.35
Recoveries	$29,452.72
Sub Total	$27,490,974.69
Collections	$29,497,519.94

Purchase Amounts:
Purchase Amounts Related to Principal	$206,538.80
Purchase Amounts Related to Interest	$921.61
Sub Total	$207,460.41

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$29,704,980.35

Ford Credit Auto Owner Trust 2015-C
Monthly Investor Report

Collection Period	September 2016
Payment Date	10/17/2016
Transaction Month	13
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$29,704,980.35
Servicing Fee	$597,508.50	$597,508.50	$0.00	$0.00	$29,107,471.85
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$29,107,471.85
Interest - Class A-2a Notes	$107,829.62	$107,829.62	$0.00	$0.00	$28,999,642.23
Interest - Class A-2b Notes	$39,159.26	$39,159.26	$0.00	$0.00	$28,960,482.97
Interest - Class A-3 Notes	$352,500.00	$352,500.00	$0.00	$0.00	$28,607,982.97
Interest - Class A-4 Notes	$153,294.00	$153,294.00	$0.00	$0.00	$28,454,688.97
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$28,454,688.97
Interest - Class B Notes	$52,879.75	$52,879.75	$0.00	$0.00	$28,401,809.22
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$28,401,809.22
Interest - Class C Notes	$39,625.33	$39,625.33	$0.00	$0.00	$28,362,183.89
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$28,362,183.89
Regular Principal Payment	$25,870,009.25	$25,870,009.25	$0.00	$0.00	$2,492,174.64
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$2,492,174.64
Residual Released to Depositor	$0.00	$2,492,174.64	$0.00	$0.00	$0.00
Total		$29,704,980.35

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$25,870,009.25
Total					$25,870,009.25
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$18,941,779.67	$69.28	$107,829.62	$0.39	$19,049,609.29	$69.67
Class A-2b Notes	$6,928,229.58	$69.28	$39,159.26	$0.39	$6,967,388.84	$69.67
Class A-3 Notes	$0.00	$0.00	$352,500.00	$1.18	$352,500.00	$1.18
Class A-4 Notes	$0.00	$0.00	$153,294.00	$1.45	$153,294.00	$1.45
Class B Notes	$0.00	$0.00	$52,879.75	$1.68	$52,879.75	$1.68
Class C Notes	$0.00	$0.00	$39,625.33	$1.88	$39,625.33	$1.88
Total	$25,870,009.25	$24.59	$745,287.96	$0.71	$26,615,297.21	$25.30

Ford Credit Auto Owner Trust 2015-C
Monthly Investor Report

Collection Period	September 2016
Payment Date	10/17/2016
Transaction Month	13

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$136,205,833.56	0.4981925	$117,264,053.89	0.4289102
Class A-2b Notes	$49,819,251.49	0.4981925	$42,891,021.91	0.4289102
Class A-3 Notes	$300,000,000.00	1.0000000	$300,000,000.00	1.0000000
Class A-4 Notes	$105,720,000.00	1.0000000	$105,720,000.00	1.0000000
Class B Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Class C Notes	$21,040,000.00	1.0000000	$21,040,000.00	1.0000000
Total	$644,355,085.05	0.6124292	$618,485,075.80	0.5878409

Pool Information
Weighted Average APR	3.309%	3.296%
Weighted Average Remaining Term	46.98	46.14
Number of Receivables Outstanding	35,928	35,171
Pool Balance	$717,010,199.91	$688,839,540.86
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$670,531,193.74	$644,238,624.60
Pool Factor	0.6377280	0.6126722

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$5,621,599.30
Targeted Credit Enhancement Amount	$31,375,148.10
Yield Supplement Overcollateralization Amount	$44,600,916.26
Targeted Overcollateralization Amount	$70,354,465.06
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$70,354,465.06

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$5,621,599.30
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$5,621,599.30
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$5,621,599.30

Ford Credit Auto Owner Trust 2015-C
Monthly Investor Report

Collection Period	September 2016
Payment Date	10/17/2016
Transaction Month	13
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		96	$502,598.28
(Recoveries)		29	$29,452.72
Net Loss for Current Collection Period			$473,145.56
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.7919%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.7348%
Second Prior Collection Period			0.3880%
Prior Collection Period			0.8671%
Current Collection Period			0.8077%
Four Month Average (Current and Prior Three Collection Periods)			0.6994%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		1,235	$3,269,518.62
(Cumulative Recoveries)			$139,268.33
Cumulative Net Loss for All Collection Periods			$3,130,250.29
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.2784%

Average Realized Loss for Receivables that have experienced a Realized Loss			$2,647.38
Average Net Loss for Receivables that have experienced a Realized Loss			$2,534.62

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.91%	275	$6,289,633.38
61-90 Days Delinquent	0.17%	49	$1,153,343.63
91-120 Days Delinquent	0.04%	13	$257,313.00
Over 120 Days Delinquent	0.03%	9	$216,809.63
Total Delinquent Receivables	1.15%	346	$7,917,099.64

Repossession Inventory:
Repossessed in the Current Collection Period		28	$700,619.24
Total Repossessed Inventory		40	$1,036,883.92

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.1468%
Prior Collection Period			0.1726%
Current Collection Period			0.2019%
Three Month Average			0.1738%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month		Trigger
1-12		1.00%
13-24		1.75%
25-36		3.25%
37+		5.00%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.2363%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2015-C
Monthly Investor Report

Collection Period	September 2016
Payment Date	10/17/2016
Transaction Month	13

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 3, 2016

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Sumito Mulchandani
Assistant Treasurer